COMBINED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 7,319,365	$ 2,637,558
Revenue receivable	32,697,273	9,499,185
Advances to operators	37,149,729	8,170,656
Other assets	70,000
Other Receivable	468,596
Contributions receivable	93,687	73,541
Total current assets	77,799,000	20,380,940
Property and equipment:
Oil and natural gas properties, successful efforts method	376,657,406	211,705,035
Accumulated depletion	(98,265,958)	(39,223,565)
Total property and equipment, net	278,391,448	172,481,470
TOTAL ASSETS	356,189,534	192,862,410
Current liabilities:
Accrued expenses	6,640,000	3,819,158
Derivative liabilities-current portion	3,952,787	213,093
Credit facilities-current portion	29,938,307
Total current liabilities	40,531,000	4,032,251
Long-term liabilities:
Credit facilities		9,897,179
Derivative liabilities	400,285
Asset retirement obligations	963,428	503,543
Total long-term liabilities	1,363,000	10,400,722
Commitments and contingencies
Partners' capital:
General partner	15,462,283	657,346
Limited partners	298,834,000	177,772,091
Total partners' capital	314,295,688	178,429,437
TOTAL LIABILITIES AND PARTNERS' CAPITAL	$ 356,189,534	$ 192,862,410